Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment
10.	Property, plant and equipment

(a)	The composition and movement in this caption as of the date of the consolidated statements of financial position is presented below:

	Mining concessions (b)	Mine development costs (b)	Land	Buildings and other construction	Machinery, equipment and related spare parts	Furniture and accessories	Transportation units	Computer equipment and tools	Mine rehabilitation costs	Capitalized interests	Works in progress and units in transit	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost
As of January 1, 2016	79,217	125,127	219,240	436,670	986,642	31,097	125,286	53,014	4,575	61,595	890,746	3,013,209
Additions	484	4,944	44	—	13,297	109	2,651	1,803	1,488	—	82,362	107,182
Capitalized interests (d)	—	—	—	—	—	—	—	—	—	3,309	—	3,309
Disposals	—	—	—	—	(13,661)	(9)	(7,020)	(18)	—	—	(871)	(21,579)
Transfers	136	1,473	61	240,992	515,631	19	502	1,307	—	—	(758,749)	1,372
Assets held for distribution	(3,029)	(89,959)	—	(20,114)	(65,525)	(703)	(1,711)	(2,605)	—	—	(28,835)	(212,481)
As of December 31, 2016	76,808	41,585	219,345	657,548	1,436,384	30,513	119,708	53,501	6,063	64,904	184,653	2,891,012
Additions	—	2,260	9,186	232	12,696	88	10,511	1,350	—	—	32,280	68,603
Disposals	—	—	—	(1,171)	(614)	(17)	(8,213)	(178)	—	—	(397)	(10,590)
Transfers, note 11	—	1,402	27	20,328	142,593	817	312	3,740	26	—	(173,664)	(4,419)

As of December 31, 2017	76,808	45,247	228,558	676,937	1,591,059	31,401	122,318	58,413	6,089	64,904	42,872	2,944,606

Accumulated depreciation
As of January 1, 2016	12,233	9,457	—	52,366	229,014	26,605	57,983	37,296	1,432	14	—	426,400
Additions	72	296	—	17,194	76,322	852	11,104	3,572	—	1,403	—	110,815
Disposals	—	—	—	—	(4,613)	(3)	(2,866)	(7)	—	—	—	(7,489)
Assets held for distribution	(186)	—	—	(615)	(3,805)	(250)	(1,511)	(1,389)	—	—	—	(7,756)
As of December 31, 2016	12,119	9,753	—	68,945	296,918	27,204	64,710	39,472	1,432	1,417	—	521,970
Additions	—	506	—	17,482	85,937	728	12,966	3,629	2	1,519	—	122,769
Disposals	—	—	—	(633)	(221)	(17)	(4,697)	(335)	—	—	—	(5,903)
Transfers, note 11	—	(509)	—	—	—	—	—	—	—	—	—	(509)
As of December 31, 2017	12,119	9,750	—	85,794	382,634	27,915	72,979	42,766	1,434	2,936	—	638,327

Impairment mining assets (b)
As of December 31, 2016	41,213	24,048	258	13,837	12,166	168	26	400	3,143	—	735	95,994
Additions, note 1.2	1,645	—	—	—	—	33	—	54	—	—	—	1,732
As of December 31, 2017	42,858	24,048	258	13,837	12,166	201	26	454	3,143	—	735	97,726

Net book value

As of December 31, 2017	21,831	11,449	228,300	577,306	1,196,259	3,285	49,313	15,193	1,512	61,968	42,137	2,208,553

As of December 31, 2016	23,476	7,784	219,087	574,766	1,127,300	3,141	54,972	13,629	1,488	63,487	183,918	2,273,048
Assets held for distribution as of December 31, 2016	2,843	89,959	—	19,499	61,720	453	200	1,216	—	—	28,835	204,725

(b)	Mining concessions mainly include net acquisition costs of S/15,367,000 related to coal concessions acquired through a purchase option executed from 2011 to 2013. The caption also includes some concessions acquired by the Group for exploration activities related to the cement business.

In previous years management recognized a full impairment charge of approximately S/95,994,000, related to the total net book value of a closed zinc mining unit which includes concession costs, development costs and related facilities and equipments. From this amount, S/41,213,000 corresponds to concessions costs. According to the management’s expectation the recovery amount of this zinc mining unit is zero.

As of December 31, 2017, the Group has recognized an impairment on the brine project. As a consequence the Group wrote-off the concessions and other related assets for S/1,732,000. See note 1.2.

(c)	There were no additions under finance leases during the years 2017 and 2016.

(d)	During 2016 the Group capitalized borrowing costs for S/3,309,000 mainly related with the expansion of the cement plant located in Piura. The rate used to determine the amount of borrowings costs eligible for capitalization was approximately 5.00 percent as of December 31, 2016, which is the effective rate of the only borrowing the Group has as of such date. The amount of borrowing costs eligible for capitalization is determined by applying the capitalization rate to the capital expenditures incurred on qualifying assets. Since September 2015, a part of this project is operating. In February 2016, a significant part of this cement plant was launched to operations, and the Group ceased to capitalize borrowing costs.

(e)	The Group has assessed the recoverable amount of its remnant long-term assets and did not find an impairment of these assets as of December 31, 2017.

(f)	Work in progress included in property, plant and equipment as of December 31, 2017 amounted to S/42,137,000 (2016: S/183,918,000) and is mainly related to complementary facilities of the cement plants.

(g)	As of December 31, 2017, the Group maintains accounts payable related to the acquisition of property, plant and equipment totaling S/5,368,000 (S/7,870,000 as of December 31, 2016).